Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 25,660	$ 263,150	$ 355,797	$ 483,045
Cost of revenues	1,896	1,245	5,086	18,716
Gross profit	23,764	261,905	350,711	464,329
Operating expenses
Selling, general and administrative expenses	1,191,078	1,167,595	5,746,119	4,273,468
Research and development expenses	359,404	121,315	1,003,805	549,658
Stock-based compensation	4,692,003	225,740	5,306,755	4,146,979
Total operating expenses	6,242,485	1,514,650	12,056,679	8,970,105
Loss from operations	(6,218,721)	(1,252,745)	(11,705,968)	(8,505,776)
Other income (expense)
Impairment loss				(961,217)
Investment loss				(40,589)
Interest income	40,175	52,529	43,196	71,045
Interest expense	(18,213)	(130,229)	(227,210)	(405,032)
Operating sublease income	24,124	4,867	134,576	20,071
Operating sublease income – related parties		1,600	4,800	4,800
Gain/Loss on foreign exchange changes	7,563	951	426,316	(3,275)
Gain/Loss on investment in equity securities		(47,791)	(269,844)	(1,168,733)
Other (expense) income	(9,410)	71	22,409	174,770
Government grant income		124,400	360,898
Total other income	44,239	6,398	495,141	(2,308,160)
Loss before provision income tax	(6,174,482)	(1,246,347)	(11,210,827)	(10,813,936)
Provision for income tax	(86,867)	(51,024)	825,024	(220,352)
Net loss	(6,087,615)	(1,195,323)	(12,035,851)	(10,593,584)
Net loss attributable to noncontrolling interests	(92,175)	(66,818)	802,962	(802,420)
Net loss attributed to ABVC and subsidiaries	(5,995,440)	(1,128,505)	(12,838,813)	(9,791,164)
Foreign currency translation adjustment	(113,339)	36,140	(25,200)	(98,893)
Comprehensive loss	$ (6,108,779)	$ (1,092,365)	$ (12,864,013)	$ (9,890,057)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.2)	$ (0.05)	$ (0.51)	$ (0.5)
Weighted average number of common shares outstanding:
Basic and diluted (in Shares)	29,683,402	24,420,526	25,053,522	19,715,559